PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2015
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	March 31,
	2014	2015
	RMB	RMB

Building	53,049,213	53,049,213
Computer equipment	25,831,772	26,720,083
Furniture, fixtures and office equipment	337,442	2,312,815
Software	13,676,153	15,473,639
Motor vehicles	2,277,113	2,277,113
Leasehold improvements	6,792,895	15,514,264

	101,964,588	115,347,127
Less: accumulated depreciation and amortization	(46,150,406)	(52,626,752)

Property and equipment, net	55,814,182	62,720,375

Schedule of allocation of depreciation expense recognized

	Year Ended March 31,
	2013	2014	2015
	RMB	RMB	RMB

Cost of revenues	1,746,736	1,774,066	2,218,458
Research and development	876,166	727,821	199,886
Sales and marketing	726,239	460,870	464,404
General and administrative	4,754,001	4,863,051	4,162,029

Total depreciation expense	8,103,142	7,825,808	7,044,777